INVENTORIES (Tables)	6 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

Inventories consisted of the following:

	December 31,	June 30,
	2025	2025
	(Unaudited)
Raw materials	$355,280	360,097
Finished goods	1,258,129	1,012,182
Work in progress	96,174	141,479
Inventories	$1,709,583	1,513,758